    As filed with the Securities and Exchange Commission on November 30, 2001

                                                Securities Act File No. 33-72896
                                        Investment Company Act File No. 811-8218

================================================================================

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   ----------
                                    Form N-2

           Registration Statement under the Securities Act of 1933      |_|
                        Pre-Effective Amendment No.                     |_|
                        Post Effective Amendment No.                    |_|
                                     and/or
       Registration Statement under the Investment Company Act of 1940  |X|
                               Amendment No. 4                          |X|

                        (check appropriate box or boxes)
                                   ----------

                   Morgan Stanley Africa Investment Fund, Inc.
               (Exact Name of Registrant as Specified in Charter)

                           1221 Avenue of the Americas
                            New York, New York 10020

                    (Address of Principal Executive Offices)
       Registrant's Telephone Number, including Area Code: (212) 762-7500

                                   ----------

                                RONALD E. ROBISON
                   Morgan Stanley Africa Investment Fund, Inc.
                  c/o Morgan Stanley Investment Management Inc.
                           1221 Avenue of the Americas
                            New York, New York 10020

                     (Name and Address of Agent for Service)

                                   ----------

                                 With copies to:

                          LEONARD B. MACKEY, JR., ESQ.
                       Clifford Chance Rogers & Wells LLP
                                 200 Park Avenue
                            New York, New York 10166
                                 (212) 878-8000

                                   ----------

================================================================================

                                EXPLANATORY NOTE

This filing is made solely for the purpose of filing as an Exhibit the Amended and Restated By-Laws of Morgan Stanley Africa Investment Fund, Inc.

                           PART C -- OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

          (1) Financial Statements (Not applicable)

          (2) Exhibits

              (a) (1)    --     Articles of Incorporation*
              (b)        --     Amended and Restated By-Laws**
              (c)        --     Not applicable
              (d)        --     Specimen certificate for Common Stock, par
                                value $.01 per share (Previously filed as
                                Exhibit 2(d) to the Registrant's Registration
                                Statement on form N-2 (file No. 33-72896))*
              (e)        --     Dividend Reinvestment and Cash Purchase Plan
                                (Previously filed as Exhibit 2(e) to the
                                Registrant's Registration Statement on form N-2
                                (file No. 33-72896))*
              (f)        --     Not applicable
              (g) (1)    --     Form of Investment Advisory and
                                Management Agreement with the Investment Manager
                                (Previously filed as Exhibit 2(g)1 to the
                                Registrant's Registration Statement on form N-2
                                (file No. 33-72896))*
              (g) (2)    --     Form of Underwriting Agreement
                                (Previously filed as Exhibit 2(g)2 to the
                                Registrant's Registration Statement on form N-2
                                (file No. 33-72896))*
              (h) (1)    --     Form of Underwriting Agreement
                                (Previously filed as Exhibit 2(h)1 to the
                                Registrant's Registration Statement on form N-2
                                (file No. 33-72896))*
              (2)        --     Form of Master Agreement Among Underwriters
                                (Previously filed as Exhibit 2(h)2 to the
                                Registrant's Registration Statement on form N-2
                                (file No. 33-72896))*
                         --     Form of Master Selected Dealer Agreement
                                (Previously filed as Exhibit 2(h)3 to the
                                Registrant's Registration Statement on form N-2
                                (file No. 33-72896))*
                  (4)           Form of Institutional Underwriting Agreement
                                (Previously filed as Exhibit 2(h)4 to the
                                Registrant's Registration Statement on form N-2
                                (file No. 33-72896))*
              (i)        --     Not applicable
              (j) (1)    --     Form of International Custodian Agreement
                                (Previously filed as Exhibit 2(j)1 to the
                                Registrant's Registration Statement on form N-2
                                (file No. 33-72896))*
                  (2)    --     Form of U.S. Custodian Agreement (Previously
                                filed as Exhibit 2(j)2 to the Registrant's
                                Registration Statement on form N-2 (file No.
                                33-72896))*
              (k) (1)    --     Form of Agreement for Stock Transfer
                                Services (Previously filed as Exhibit 2(k)1 to
                                the Registrant's Registration Statement on form
                                N-2 (file No. 33-72896))*
                         --     Form of Administration Agreement (Previously
                                filed as Exhibit 2(k)2 to the Registrant's
              (2)               Registration Statement on form N-2 (file No.
                                33-72896))*
              (l) (1)    --     Opinion and Consent of Rogers & Wells
                                (Previously filed as Exhibit 2(l)1 to the
                                Registrant's Registration Statement on form N-2
                                (file No. 33-72896))*
                         --     Opinion and Consent of Piper & Marbury
                                (Previously filed as Exhibit 2(l)2 to the
              (2)               Registrant's Registration Statement on form N-2
                                (file No. 33-72896))*
              (m)        --     Not applicable
              (n)        --     Consent of Independent Accountants (Previously
                                filed as Exhibit 2(n) to the Registrant's
                                Registration Statement on form N-2 (file No.
                                33-72896))*
              (o)        --     Not applicable
              (p)        --     Form of Investment Letter (Previously filed as
                                Exhibit 2(p) to the Registrant's Registration
                                Statement on form N-2 (file No. 33-72896))*
              (q)        --     Not applicable
              (r)        --     Not applicable

-------------
    *    Previously filed.
    **   Filed herewith.

                                   SIGNATURES

        Pursuant to the requirements of the Investment Company Act of 1940, as amended, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York, on the 30th day of November, 2001.

                                    MORGAN STANLEY AFRICA INVESTMENT FUND, INC.

                                    By:  /s/ Stefanie V. Chang
                                        --------------------------------
                                        Stefanie V. Chang
                                        Vice President

                                  EXHIBIT INDEX

                                                                  Sequentially
     Exhibit                                                        Numbered
      Number                 Exhibit                                  Page
      ------                 -------                                  ----

  2(b)              Amended and Restated By-Laws